Income Tax- Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Disclosure of income tax reconciliation [line items]
Tax effect from inflation adjustments	$ 6,647,554